SCHEDULE OF OTHER CURRENT ASSETS (Details) (Parenthetical) - 12 months ended Dec. 31, 2021 ¥ in Millions	USD ($)	CNY (¥)
Vendor [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	$ 747,000
Funding commitment	$ 929,532	¥ 6.0
Commission fee	12.00%
Revenues	$ 2,386,360	15.2
Threshold [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 2,294,400	¥ 15.0